Stockholders' Equity and Stock Based Compensation (Details 4) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013 Warrant A-1 [Member]	Dec. 31, 2013 Warrant A-2 [Member]	Dec. 31, 2013 Warrant A-3 [Member]	Dec. 31, 2013 Warrant A-4 [Member]
Fair Value		$ 1,050,000	$ 300,000	$ 250,000	$ 800,000
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected life (years)	5 years 3 months	2 years	5 years	5 years	3 years
Expected volatility	718.70%	593.00%	593.00%	598.12%	647.97%
Risk free interest rate	1.80%	1.58%	0.84%	1.20%	0.64%